Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES-CONTINUING OPERATIONS
Net loss	$ (483,519)	$ (1,850,474)	$ (3,126,072)	$ (7,525,821)
Adjustments to reconcile net loss to net cash used for operating activities:
Stock-based compensation expense	44,360	175,677	151,150
Depreciation and amortization	203,741	59,490	262,418	23,029
Non-cash stock issuance				262,501
Provision for doubtful accounts			22,769	14,600
Provision for standby letter of credit				750,000
Loss on conversion of warrant liability to stock		3,505,300	3,505,300
Fair value adjustment of common stock warrants	24,950	(4,759,207)	(5,508,272)	3,095,700
Changes in operating assets and liabilities:
Accounts receivable-trade	(200,247)	(147,320)	(581,889)	(870,563)
Accounts receivable-other	(59,986)	(159,717)	20,578	(21,697)
Due to/from related parties, net	(501,326)	66,553	1,146,919	273,418
Inventory		24,999	24,999	(24,999)
Other current assets	10,170	123,141	274,203	(373,074)
Deposits	2,000	463,572	462,828	(515,000)
Accounts payable-trade	(544,841)	1,781,438	2,786,182	946,939
Accrued liabilities	101,566	(840,249)	(401,656)	527,962
Deferred revenue		(48,130)	(48,130)	48,130
Customer deposits, net	660,107	(498,096)	(475,600)	754,545
Net cash used for operating activities-continuing operations	(743,025)	(2,103,023)	(1,484,273)	(2,634,330)
CASH FLOWS FROM INVESTING ACTIVITIES-CONTINUING OPERATIONS
Purchases of property and equipment		(35,467)	(36,667)	(129,530)
Proceeds from the sale of property and equipment	22,183
Purchases of intangible assets		(41,676)	(44,710)	(462,515)
Purchase of business, net of cash acquired				(50,000)
Decrease in restricted cash	50,007	900,000	1,049,993	(1,100,000)
Net cash provided by investing activities-continuing operations	72,190	822,857	968,616	(1,742,045)
CASH FLOWS FROM FINANCING ACTIVITIES-CONTINUING OPERATIONS
Repayment of loan from officer				(489,899)
Issuance of common stock, preferred stock and warrants pursuant to Business Combination and Financing (see Note 17)				16,000,000
Issuance of common stock and warrants				1,000,000
Payment of costs related to Business Combination and Financing (see Note 17)				(12,214,875)
Cash from business acquired pursuant to the Business Combination				212,640
Member distributions prior to Business Combination				(309,015)
Payments on capital lease obligations			(180,324)
Proceeds from conversion of warrants	173,000
Net cash provided by financing activities-continuing operations	173,000		(180,324)	4,198,851
CASH FLOWS FROM DISCONTINUED OPERATIONS
Operating cash flows	(570,650)	10,795
Investing cash flows	500,000	(9,234)
Financing cash flows
Net cash (used in) provided by discontinued operations	(70,650)	1,561
Net decrease in cash	(568,485)	(1,278,605)	(695,981)	(177,524)
CASH AND CASH EQUIVALENTS
Cash and cash equivalents at the beginning of the period held by Tempus Applied	592,449	1,288,495
Cash and cash equivalents at the beginning of the period held by Tempus Jets	65
Cash and cash equivalents at the beginning of the period	592,514	1,288,495	1,288,495	1,466,019
Cash and cash equivalents at the end of the period	24,029	9,890	592,514	1,288,495
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	498,107	10,493	607,969	22,334
Supplemental disclosure of non-cash investing and financing activities:
Intangible assets acquired through acquisition of Tempus Jets, Inc.		500,000	500,000
Issuance of stock for exercise of warrants		9,137,643	9,137,643
Initial fair value of common stock warrant liability				8,147,100
Aircraft acquired under capital lease			$ 6,015,505
Conversion of capital lease obligation to notes payable - related party	(5,835,181)
Conversion of account payables - trade to notes payables - related party	$ (364,819)